Provisions, income tax liabilities and other liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Provisions, income tax liabilities and other liabilities	Provisions, income tax liabilities and other liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2022	2021	2020	(a)
Provisions	5,822	6,430	6,998
Other non-current liabilities(b)	519	291	317
Total	6,341	6,721	7,315
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (IAS 19, Employee Benefits), as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b) Includes derivative financial instruments: €232 million as of December 31, 2022, €6 million as of December 31, 2021, €92 million as of December 31, 2020.

Non-current income tax liabilities are described in Note D.19.4., and other current liabilities in Note D.19.5.
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post-employment benefits (D.19.1.)	(b)	Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2020	3,599		855	600	2,071	7,125
Changes in scope of consolidation	(3)		—	—	8	5
Increases in provisions	256	(a)	169	688	369	1,482
Provisions utilized	(566)	(a)	(109)	(5)	(113)	(793)
Reversals of unutilized provisions	(226)	(a)	(5)	(42)	(245)	(518)
Transfers	12		—	(369)	(64)	(421)
Net interest related to employee benefits, and unwinding of discount	55		2	1	8	66
Currency translation differences	(117)		(33)	(5)	(59)	(214)
Actuarial gains and losses on defined-benefit plans	266		—	—	—	266
Balance at December 31, 2020	3,276		879	868	1,975	6,998
Changes in scope of consolidation	(2)		—	—	37	35
Increases in provisions	247	(a)	156	67	261	731
Provisions utilized	(222)	(a)	(122)	(8)	(107)	(459)
Reversals of unutilized provisions	(13)	(a)	(7)	(35)	(145)	(200)
Transfers	(13)		(3)	(370)	(39)	(425)
Net interest related to employee benefits, and unwinding of discount	42		2	—	9	53
Currency translation differences	80		30	2	33	145
Actuarial gains and losses on defined-benefit plans	(448)		—	—	—	(448)
Balance at December 31, 2021	2,947		935	524	2,024	6,430
Changes in scope of consolidation	(96)		(28)	—	(76)	(200)
Increases in provisions	193	(a)	40	521	531	1,285
Provisions utilized	(275)	(a)	(119)	(12)	(122)	(528)
Reversals of unutilized provisions	(66)	(a)	(20)	(11)	(191)	(288)
Transfers	10		4	(265)	(23)	(274)
Net interest related to employee benefits, and unwinding of discount	43		4	5	12	64
Currency translation differences	63		28	(1)	23	113
Actuarial gains and losses on defined-benefit plans	(780)		—	—	—	(780)
Balance at December 31, 2022	2,039		844	761	2,178	5,822
(a) In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

D.19.1. Provisions for pensions and other post-employment benefits
Sanofi offers its employees pension plans and other post-employment benefit plans. The specific features of the plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. These employee benefits are accounted for in accordance with IAS 19 (see Note B.23.).
Sanofi’s pension obligations in four major countries represented approximately 89% of the total value of the defined-benefit obligation and approximately 88% of the total value of plan assets as of December 31, 2022. The features of the principal defined-benefit plans in each of those four countries are described below.
France
Lump-sum retirement benefit plans
All employees working for Sanofi in France are entitled on retirement to a lump-sum payment, the amount of which depends both on their length of service and on the rights guaranteed by collective and internal agreements. The employee’s final salary is used in calculating the amount of these lump-sum retirement benefits. These plans represent approximately 35% of Sanofi’s total obligation in France.
Defined-benefit pension plans
These plans provide benefits from the date of retirement. Employees must fulfil a number of criteria to be eligible for these benefits. All of these plans are now closed. These plans represent approximately 65% of Sanofi’s total obligation in France.
Germany
Top-up defined-benefit pension plan
The benefits offered under this pension plan are wholly funded by the employer (there are no employee contributions) via a Contractual Trust Agreement (CTA), under which benefits are estimated on the basis of a career average salary. Employees are entitled to receive an annuity under this plan if their salary exceeds the social security ceiling. The amount of the pension is calculated by reference to a range of vesting rates corresponding to salary bands. The plan also includes disability and death benefits. This plan represents approximately 62% of Sanofi’s total obligation in Germany.
Sanofi-Aventis plus (SAV plus)
A top-up pension plan (SAV plus) replaced a previous top-up defined-benefit plan. New entrants joining the plan after April 1, 2015 contribute to a defined-contribution plan that is partially funded via the company’s CTA.
All employees whose salary exceeds the social security ceiling are automatically covered by the plan. The employer’s contribution is 15% of the amount by which the employee’s salary exceeds the social security ceiling.
Multi-employer plan (Pensionskasse)
This is a defined-benefit plan treated as a defined-contribution plan, in accordance with the accounting policies described in Note B.23. Currently, contributions cover the level of annuities. Only the portion relating to the future revaluation of the annuities is included in the defined-benefit pension obligation. The obligation relating to this revaluation amounted to €652 million as of December 31, 2022, versus €877 million as of December 31, 2021 and €773 million as of December 31, 2020. This plan represents approximately 24% of Sanofi’s total defined-benefit obligation in Germany.
United States
Defined-benefit pension plans
In the United States, there are two types of defined-benefit plan:
•“qualified” plans within the meaning of the Employee Retirement Income Security Act of 1974 (ERISA), which provide guaranteed benefits to eligible employees during retirement, and in the event of death or disability. Employees can elect to receive a reduced annuity, in exchange for an annuity to be paid in the event of their death to a person designated by them. An annuity is also granted under the plan if the employee dies before retirement age. Eligible employees do not pay any contributions. These plans are closed to new entrants, and the vesting of rights for future service periods is partially frozen. These plans represent approximately 60% of Sanofi’s total obligation in the United States;
•“non-qualified” plans within the meaning of ERISA provide top-up retirement benefits to some eligible employees depending on the employee’s level of responsibility and subject to a salary cap. These plans represent approximately 14% of Sanofi’s total obligation in the United States.
Healthcare cover and life insurance
Sanofi companies provide some eligible employees with healthcare cover and life insurance during the retirement period (the company’s contributions are capped at a specified level). These plans represent approximately 26% (or €409 million) of Sanofi’s total obligation and 3% (or €28 million) of total plan assets in the United States.
United Kingdom
Defined-benefit pension plans
Sanofi operates a number of pension plans in the United Kingdom that reflect past acquisitions. The most significant arrangements are defined-benefit plans that have been closed since October 1, 2015. With effect from that date, employees can no longer pay into these plans.
Under these defined-benefit plans, an annuity is paid from the retirement date. This annuity is calculated on the basis of the employee’s length of service as of September 30, 2015, and of the employee’s final salary (or salary on the date he or she leaves Sanofi).
The rates used for the vesting of rights vary from member to member. For most members, rights vest at the rate of 1.25% or 1.50% of final salary for each qualifying year of service giving entitlement. The notional retirement age varies according to the category to which the member belongs, but in most cases retirement is at age 65. Members may choose to retire before or after the notional retirement age (60 years), in which case the amount of the annual pension is adjusted to reflect the revised estimate of the length of the retirement phase. Pensions are usually indexed to the Retail Price Index (RPI). Members paid a fixed-percentage contribution into their pension plan (the percentage varied according to the employee category), and the employer topped up the contribution to the required amount. These plans represent approximately 100% of Sanofi’s total obligation in the United Kingdom.
For service periods subsequent to October 1, 2015, employees belong to a new defined-contribution plan.
Actuarial assumptions used to measure Sanofi’s obligations
Actuarial valuations of Sanofi’s benefit obligations were computed by management with assistance from external actuaries as of December 31, 2022, 2021 and 2020.
Those calculations were based on the following financial and demographic assumptions:

	2022				2021				2020
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Discount rate(a)/(b)	3.55% to 3.75%	3.55% to 3.75%	4.90%	4.75%	0.10% to 1.10%	0.10% to 1.10%	2.70%	1.90%	0.00% or 0.55%	0.00% or 0.55%	2.40%	1.35%
General inflation rate(c)	2.50%	2.50%	—	3.25%	1.95%	1.95%	—	3.30%	1.45%	1.45%	—	2.95%
Pension benefit indexation	2.50%	2.50%	—	3.00%	1.95%	1.95%	—	3.15%	1.45%	1.45%	—	2.85%
Healthcare cost inflation rate(d)	—	—	3.29% to 6.56%	—	—	—	3.50% to 4.50%	—	—	—	3.50% to 4.50%	—
Retirement age	62 to 67	63	55 to 70	60 to 65	62 to 67	62	55 to 70	60 to 65	62 to 67	62	55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2020 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. G. Scale MP2019 White Collar	SAPS S2
(a)    The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b)    The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c)    Inflation for the euro zone is determined using a multi-criterion method.
(d)    No post-employment healthcare benefits are provided in France since 2020, Germany and UK.

Weighted average duration of obligation for pensions and other long-term benefits in principal countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2022				2021				2020
(years)	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Weighted average duration	10	12	11	13	12	16	15	17	13	16	16	18
Sensitivity analysis
The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	US	UK
Discount rate	-0.50%	+72	+162	+75	+136
General inflation rate	+0.50%	+47	+306	—	+75
Pension benefit indexation	+0.50%	+51	+200	—	+53
Healthcare cost inflation rate	+0.50%	—	+2	+6	—
Mortality table	+1 year	+61	+51	+19	+74
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2022	2021	2020	(a)
Measurement of the obligation:
Beginning of period	12,175	12,456	13,094
Current service cost	193	227	221
Interest cost	206	148	192
Actuarial losses/(gains) due to changes in demographic assumptions	(219)	(162)	52
Actuarial losses/(gains) due to changes in financial assumptions	(3,006)	(210)	936
Actuarial losses/(gains) due to experience adjustments	177	(120)	(26)
Plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(229)	(4)	(938)
Plan settlements specified in the terms of the plan	(84)	(66)	(75)
Benefits paid	(463)	(503)	(545)
Changes in scope of consolidation and transfers	(114)	(8)	(12)
Currency translation differences	15	417	(443)
Obligation at end of period	8,651	12,175	12,456
Fair value of plan assets:
Beginning of period	9,651	9,358	9,651
Interest income on plan assets	163	106	138
Difference between actual return and interest income on plan assets	(2,398)	207	696
Administration costs	(6)	(7)	(14)
Plan settlements specified in the terms of the plan	(84)	(66)	(75)
Plan settlements not specified in the terms of the plan	(161)	(9)	(739)
Contributions from plan members	6	6	6
Employer’s contributions	238	176	490
Benefits paid	(426)	(458)	(469)
Changes in scope of consolidation and transfers	(32)	(6)	—
Currency translation differences	(52)	344	(326)
Fair value of plan assets at end of period	6,899	9,651	9,358
Net amount shown in the balance sheet:
Net obligation	1,752	2,524	3,098
Effect of asset ceiling	18	15	1
Net amount shown in the balance sheet at end of period	1,770	2,539	3,099
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(c)	(269)	(408)	(177)
Obligations provided for	2,039	2,947	3,276
Net amount recognized at end of period	1,770	2,539	3,099
Benefit cost for the period:
Current service cost	193	227	221
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(68)	5	(199)
Net interest (income)/cost	43	42	55
Contributions from plan members	(6)	(6)	(7)
Administration costs and taxes paid during the period	6	7	14
Expense recognized directly in profit or loss	168	276	84
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)(d)	(650)	(685)	266
Expense/(gain) for the period	(482)	(409)	350
(a)    These amounts include the impact of applying the April 2021 IFRIC agenda decision on the attribution of benefits to periods of service.
(b)    For 2020, this line mainly comprises a reduction in post-employment benefit liabilities following the announcement of voluntary redundancy programs, primarily in Europe.
(c)    For 2022, this line includes €99 million of assets in the United Kingdom (versus €220 million for 2021); those amounts are not subject to any asset ceiling, in accordance with IFRIC 14.
(d)    Amounts recognized in Other comprehensive income (see Note D.15.7.).
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2022	France	Germany	US	UK	Other	Total
Measurement of obligation	1,324	2,730	1,546	2,080	971	8,651
Fair value of plan assets	697	2,317	860	2,175	850	6,899
Effect of asset ceiling	—	—	—	—	(18)	(18)
Net amount shown in the balance sheet at end of period	627	413	686	(95)	139	1,770

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2021	France	Germany	US	UK	Other	Total
Measurement of obligation	1,657	3,576	2,099	3,414	1,429	12,175
Fair value of plan assets	838	2,808	1,127	3,629	1,249	9,651
Effect of asset ceiling	—	—	—	—	(15)	(15)
Net amount shown in the balance sheet at end of period	819	768	972	(215)	195	2,539

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2020	France	Germany	US	UK	Other	Total
Measurement of obligation	1,778	3,580	2,091	3,561	1,446	12,456
Fair value of plan assets	906	2,661	1,077	3,536	1,178	9,358
Effect of asset ceiling	—	—	—	—	(1)	(1)
Net amount shown in the balance sheet at end of period	872	919	1,014	25	269	3,099
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2022	2021	2020
Securities quoted in an active market	84.4%	86.9%	94.8%
Cash and cash equivalents	0.7%	0.7%	3.5%
Equity instruments	21.7%	25.0%	24.8%
Bonds and similar instruments	52.4%	53.8%	59.9%
Real estate	4.0%	4.0%	3.4%
Derivatives	0.1%	—%	—%
Commodities	0.9%	1.0%	0.9%
Other	4.6%	2.4%	2.3%
Other securities	15.6%	13.1%	5.2%
Hedge funds	—%	—%	0.4%
Insurance policies	15.6%	13.1%	4.8%
Total	100.0%	100.0%	100.0%
Sanofi has a long-term objective of maintaining or increasing the extent to which its pension obligations are covered by assets. To this end, Sanofi uses an asset-liability management strategy, matching plan assets to its pension obligations. This policy aims to ensure the best fit between the assets held on the one hand, and the associated liabilities and expected future payments to plan members on the other. To meet this aim, Sanofi operates a risk monitoring and management strategy (mainly focused on interest rate risk and inflation risk), while investing a growing proportion of assets in high-quality bonds with comparable maturities to those of the underlying obligations and in contracts entered into with leading insurance companies to fund certain post-employment benefit obligations.
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2022	France	Germany	US	UK	Other	Total
Current service cost	61	44	50	—	38	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(60)	2	1	(6)	(5)	(68)
Net interest cost/(income) including administration costs and taxes paid during the period	10	7	30	(7)	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	11	53	81	(13)	36	168
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(156)	(204)	(382)	130	(38)	(650)
Expense/(gain) for the period	(145)	(151)	(301)	117	(2)	(482)

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2021	France	Germany	US	UK	Other	Total
Current service cost	72	47	57	—	51	227
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	2	—	—	3	—	5
Net interest cost/(income) including administration costs and taxes paid during the period	5	5	27	3	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	80	52	84	6	54	276
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(106)	(113)	(157)	(236)	(73)	(685)
Expense/(gain) for the period	(26)	(61)	(73)	(230)	(19)	(409)

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2020	France	Germany	US	UK	Other	Total
Current service cost	65	49	51	—	56	221
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(87)	10	(123)	—	1	(199)
Net interest cost/(income) including administration costs and taxes paid during the period	7	13	34	5	10	69
Contributions from plan members	—	—	—	—	(7)	(7)
Expense/(gain) recognized directly in profit or loss	(15)	72	(38)	5	60	84
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	23	121	22	115	(15)	266
Expense/(gain) for the period	8	193	(16)	120	45	350
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2022				2021				2020
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Actuarial gains/(losses) arising during the period	156	205	382	(131)	106	113	156	237	(23)	(121)	(22)	(115)
Comprising:
Gains/(losses) on experience adjustments(a)	(120)	(620)	(287)	(1,328)	60	182	23	35	28	76	214	341
Gains/(losses) on demographic assumptions	—	—	129	54	—	—	51	125	9	—	(42)	(14)
Gains/(losses) on financial assumptions	276	825	540	1,143	46	(69)	82	77	(60)	(197)	(194)	(442)
(a) Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.

The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2022	2021	2020
Net pre-tax actuarial loss	(2,090)	(2,738)	(3,423)
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2022	2021	2020
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	7,463	10,416	10,734
Present value of unfunded obligations	1,188	1,759	1,722
Total	8,651	12,175	12,456
The total expense for pensions and other post-employment benefits (€168 million in 2022) is allocated between income statement line items as follows:

(€ million)	2022	2021	2020
Cost of sales	55	77	77
Research and development expenses	52	65	63
Selling and general expenses	81	87	88
Other operating (income)/expenses, net	(2)	(1)	(140)
Restructuring costs	(61)	6	(59)
Financial expenses	43	42	55
Total	168	276	84
The estimated amounts of employer’s contributions to plan assets in 2023 are as follows:

(€ million)	France	Germany	US	UK	Other	Total
Employer’s contributions in 2023 (estimate):
2023	—	—	—	4	34	38
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	US	UK	Other	Total
Estimated future benefit payments
2023	99	195	118	125	59	596
2024	67	203	106	129	53	558
2025	72	209	107	134	53	575
2026	75	212	110	138	57	592
2027	94	219	100	142	59	614
2028 to 2032	505	1,135	499	784	323	3,246
The table below shows estimates as of December 31, 2022 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

	Total	Payments due by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,188	74	116	139	859
D.19.2. Restructuring provisions
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2022	2021	2020
Balance, beginning of period	1,118	1,499	1,390
Of which:
•Classified in non-current liabilities	524	868	600
•Classified in current liabilities	594	631	790
Change in provisions recognized in profit or loss for the period	636	183	767
Provisions utilized(a)	(522)	(571)	(663)
Transfers	—	1	20
Unwinding of discount	5	—	1
Currency translation differences	(4)	6	(16)
Balance, end of period	1,233	1,118	1,499
Of which:
•Classified in non-current liabilities	761	524	868
•Classified in current liabilities	472	594	631
(a) Provisions utilized mainly correspond to payments related to employees affected by separation programs.

Provisions for employee termination benefits as of December 31, 2022 amounted to €1,039 million (compared with €943 million as of December 31, 2021 and €1,260 million as of December 31, 2020).
The provisions apply mainly to France, and relate to various voluntary redundancy programs:
•agreement under the Job Management and Career Paths (“GEPP”) scheme affecting several French legal entities, signed on February 28, 2022 and announced in April 2022 as part of the “Play to Win” strategy. The agreement provides internal transfer and outplacement opportunities for employees whose jobs are undergoing transformation, and also includes an end-of-career paid leave program and an external retraining program. The majority of the provisions charged in 2022 relate to this plan, which was implemented during 2022;
•collectively-agreed separation programs involving a number of legal entities were announced at the end of June 2020 as part of the rollout of the “Play to Win” strategy; these include an end-of-career paid leave plan and an external retraining program, and were still ongoing during 2022. In addition, Sanofi-Aventis Recherche & Développement (i) announced a voluntary redundancy program in 2020 in connection with the reorganization of R&D operations in France, which was implemented in 2021, and (ii) signed a collectively-agreed termination program in 2021 as part of the rollout of the “Play to Win” strategy; these programs, which cover support functions, include an end-of-career paid leave plan and an end-of-career transition plan;
•programs were announced in 2019 relating to (i) R&D (Sanofi-Aventis Recherche & Développement), and (ii) sales forces (the “SAF 2019” plan implemented by Sanofi-Aventis France); and
•collectively-agreed separation programs were announced in 2018 relating to the reorganization of support functions (“Horizon 2020” plan).
The remainder of the provision for France comprises termination benefits associated with previously-announced programs (early retirement plans and end-of-career transition plans).
The provision includes the present values of:
•gross annuities for self-funded plans;
•employer’s social security charges on early retirement annuities for all plans (outsourced and self-funded); and
•the levy charged on those annuities under the “Fillon” law (only for plans with termination of employment contracts).
The average residual holding periods under these plans were 2.60 years, 1.94 year and 1.99 year as of December 31, 2022, 2021 and 2020, respectively.
The main other countries covered by restructuring provisions are Germany, Japan and the United States.
The timing of future termination benefit payments is as follows:

December 31, 2022	Total	Benefit payments by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	804	185	412	207	—
•Other countries	235	189	36	8	2
Total	1,039	374	448	215	2

December 31, 2021		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	614	269	288	53	4
•Other countries	329	207	106	14	2
Total	943	476	394	67	6

December 31, 2020		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	889	295	457	124	13
•Other countries	371	195	149	18	9
Total	1,260	490	606	142	22
D.19.3. Other provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2022	2021	2020
Environmental risks	526	650	713
Product liability risks, litigation and other	1,652	1,374	1,262
Total	2,178	2,024	1,975
Provisions for environmental risks relate primarily to contingencies arising from business divestitures, and include remediation costs relating to such environmental risks.
Identified environmental risks are covered by provisions estimated on the basis of the costs Sanofi believes it will be obliged to meet over a period not exceeding (other than in exceptional cases) 30 years. Sanofi expects that €96 million of those provisions will be utilized in 2023, and €201 million over the period from 2024 through 2027.
“Product liability risks, litigation and other” mainly comprises provisions for risks relating to product liability (including IBNR provisions as described in Note B.12.), government investigations, regulatory or antitrust law claims, contingencies arising from business divestitures (other than environmental risks), and remediation costs related to leases.
The main pending legal and arbitral proceedings and government investigations are described in Note D.22.
A full risk and litigation assessment is performed with the assistance of Sanofi’s legal advisers, and provisions are recorded as required by circumstances in accordance with the principles described in Note B.12.
D.19.4. Non-current income tax liabilities
Non-current income tax liabilities amounted to €1,979 million as of December 31, 2022 (versus €2,039 million as of December 31, 2021 and €1,733 million as of December 31, 2020).
The estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations and payable over 8 years is recognized as a liability, and amounted to €1,020 million in 2022 versus €960 million in 2021 and €894 million in 2020. The resulting residual tax charge generated a non-current liability of €459 million as of December 31, 2022, versus €576 million in 2021 and €569 million in 2020. In accordance with Sanofi accounting policies, this non-current liability is not discounted.
Non-current income tax liabilities include uncertainties over income tax treatments amounting to €1,520 million as of December 31, 2022, versus €1,463 million as of December 31, 2021 and €1,164 million as of December 31, 2020.
A US legal restructuring resulted in a capital loss of €2.9 billion recognized in the 2020 final tax filing. One-third of the capital loss has been used against 2020 capital gains and the remaining balance will be eligible to carry back for three years. Due to management’s judgement about potential alternative interpretations of the prevailing tax law, no tax benefit has been recognized on this transaction in accordance with IFRIC 23.
D.19.5. Current provisions and other current liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2022	2021	2020
Taxes payable, other than corporate income taxes	420	428	347
Employee-related liabilities	2,158	2,126	2,042
Restructuring provisions (see Note D.19.2.)	472	594	631
Interest rate derivatives (see Note D.20.)	—	1	—
Currency derivatives (see Note D.20.)	94	62	205
Equity derivatives (see Note D.20.)	—	16	—
Amounts payable for acquisitions of non-current assets	714	559	467
Customer contract liabilities(a)	264	319	252
Other current liabilities(b)	7,899	7,112	6,188
Total	12,021	11,217	10,132
(a) See Note A.5., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”. The year-on-year change in this item includes revenue of €85 million recognized in profit or loss during 2022 that was included in the customer contract liabilities balance as of December 31, 2022.
(b) “Other current liabilities” mainly comprises provisions for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody Alliance with Regeneron.